Derivative Instruments (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Derivative Instruments
Summary of the changes in AOCI (net of tax) related to cash flow hedges

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and six months ended June 30, 2018:

AOCI Balance at December 31, 2017	$1,107
Derivative gains (losses) recognized in Other comprehensive income (loss)	3,786
Amount reclassified out of Other comprehensive income (loss) to net loss	(288)
AOCI Balance at March 31, 2018	$4,605
Derivative gains (losses) recognized in Other comprehensive income (loss)	1,797
Amount reclassified out of Other comprehensive income (loss) to net loss	(72)
AOCI Balance at June 30, 2018	$6,330

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and six months ended June 30, 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in Other comprehensive income (loss)	(2,376)
Amount reclassified out of Other comprehensive income (loss) to net loss	430
AOCI Balance at March 31, 2019	$1,698
Derivative gains (losses) recognized in Other comprehensive income (loss)	(4,247)
Amount reclassified out of Other comprehensive income (loss) to net loss	402
AOCI Balance at June 30, 2019	$(2,147)

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and nine months ended September 30, 2018:

AOCI Balance at December 31, 2017	$1,107
Derivative gains (losses) recognized in Other comprehensive income (loss)	3,786
Amount reclassified out of Other comprehensive income (loss) to net loss	(288)
AOCI Balance at March 31, 2018	$4,605
Derivative gains (losses) recognized in Other comprehensive income (loss)	1,797
Amount reclassified out of Other comprehensive income (loss) to net loss	(72)
AOCI Balance at June 30, 2018	$6,330
Derivative gains (losses) recognized in Other comprehensive income (loss)	651
Amount reclassified out of Other comprehensive income (loss) to net loss	73
AOCI Balance at September 30, 2018	$7,054

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and nine months ended September 30, 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in Other comprehensive income (loss)	(2,376)
Amount reclassified out of Other comprehensive income (loss) to net loss	430
AOCI Balance at March 31, 2019	$1,698
Derivative gains (losses) recognized in Other comprehensive income (loss)	(4,247)
Amount reclassified out of Other comprehensive income (loss) to net loss	402
AOCI Balance at June 30, 2019	$(2,147)
Derivative gains (losses) recognized in Other comprehensive income (loss)	(1,271)
Amount reclassified out of Other comprehensive income (loss) to net loss	210
AOCI Balance at September 30, 2019	$(3,208)